Income Tax (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Applicable tax rate	23.00%	23.00%
Tax rate effect of foreign tax rates	25.00%	25.00%
Estimated business losses carried forward	$ 23.6
Timing differences for research and development expenses carried forward for which deferred tax assets not recognized	$ 5.6